DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Dec. 29, 2024
Depreciation and amortisation expense [abstract]
Disclosure of detailed information about property, plant and equipment	The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements(1)	5 to 40 years
Manufacturing equipment(2)	2 to 20 years
Other equipment	3 to 10 years
(1) The majority of the Company's buildings are depreciated over a 30 to 40 year period.
(2) The majority of the Company's manufacturing equipment is depreciated over a 15 to 20 year period.
PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2024

Cost
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494
Additions	238	24,652	55,770	8,065	53,764	142,489
Transfers	—	73,707	103,684	3,910	(181,301)	—
Disposals(1)	(899)	(49,319)	(35,091)	(9,095)	—	(94,404)
Balance, December 29, 2024	$128,908	$650,526	$1,438,323	$175,108	$57,714	$2,450,579

Accumulated depreciation
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Depreciation (note 20)	—	26,620	72,996	11,516	—	111,132
Disposals(1)	—	(23,785)	(28,897)	(9,090)	—	(61,772)
Balance, December 29, 2024	$—	$286,160	$850,185	$140,994	$—	$1,277,339
Carrying amount, December 29, 2024	$128,908	$364,366	$588,138	$34,114	$57,714	$1,173,240

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2023

Cost
Balance, January 1, 2023	$130,940	$591,302	$1,205,601	$175,366	$172,754	$2,275,963
Additions	2,910	28,661	31,337	6,659	126,126	195,693
Transfers	—	11,024	97,684	4,921	(113,629)	—
Disposals(1)	(4,281)	(29,501)	(20,662)	(14,718)	—	(69,162)
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494

Accumulated depreciation
Balance, January 1, 2023	$—	$263,383	$756,317	$141,094	$—	$1,160,794
Depreciation (note 20)	—	23,493	66,694	10,974	—	101,161
Disposals(1)	—	(3,551)	(16,925)	(13,500)	—	(33,976)
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Carrying amount, December 31, 2023	$129,569	$318,161	$507,874	$33,660	$185,251	$1,174,515
(1) Disposals include the write-off of certain equipment relating to facility closures. See note 17 "Restructuring and acquisition-related costs" for additional information.
DEPRECIATION AND AMORTIZATION:

	2024	2023

Depreciation of property, plant and equipment (note 8)	$111,132	$101,161
Depreciation of right-of-use assets (note 9)	14,128	13,356
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(298)	(6,716)
Amortization of intangible assets, excluding software (note 10)	8,104	8,275
Amortization of software (note 10)	5,136	5,568
Depreciation and amortization included in net earnings	$138,202	$121,644

Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2024	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$—	$595,011
Additions	—	—	—	5,153	—	5,153
Disposals	—	—	—	(2,740)	—	(2,740)
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$—	$597,424

Accumulated amortization
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$—	$333,592
Amortization (note 20)	7,694	—	410	5,136	—	13,240
Disposals	—	—	—	(2,727)	—	(2,727)
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$—	$344,105
Carrying amount, December 29, 2024	$33,544	$203,692	$—	$16,083	$—	$253,319

2023	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475
Additions	—	—	—	4,592	—	4,592
Disposals	—	—	—	(1,266)	(1,790)	(3,056)
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$—	$595,011

Accumulated amortization
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Amortization (note 20)	6,633	—	1,642	5,568	—	13,843
Disposals	—	—	—	(1,215)	(1,790)	(3,005)
Impairment reversal	(7,803)	(32,967)	—	—	—	(40,770)
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$—	$333,592
Carrying amount, December 31, 2023	$41,238	$203,692	$410	$16,079	$—	$261,419
DEPRECIATION AND AMORTIZATION:

	2024	2023

Depreciation of property, plant and equipment (note 8)	$111,132	$101,161
Depreciation of right-of-use assets (note 9)	14,128	13,356
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(298)	(6,716)
Amortization of intangible assets, excluding software (note 10)	8,104	8,275
Amortization of software (note 10)	5,136	5,568
Depreciation and amortization included in net earnings	$138,202	$121,644